NET INCOME (LOSS) PER SHARE AND PER ADS (DETAILS) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net Loss attributable to IFM Investments Limited	(53,511,000)	(336,515,000)	(162,238,000)
Accretion of convertible redeemable preferred shares			(1,213,000)
Numerator for basic and diluted net income (loss) per share	(53,511,000)	(336,515,000)	(163,451,000)
Denominator
Weighted-average shares-basic	667,672,000	668,291,000	654,637,000
Weighted averages shares-diluted	667,672,000	668,291,000	654,637,000
Net loss per share, basic	(0.08)	(0.50)	(0.25)
Net loss per share, diluted	(0.08)	(0.50)	(0.25)
Net loss per ADS, basic	(3.61)	(22.66)	(11.24)
Net loss per ADS, diluted	(3.61)	(22.66)	(11.24)
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Stock options not included in diluted EPS	39,100,000	40,500,000	43,300,000
Series A Preferred Shares
Numerator
Accretion of convertible redeemable preferred shares			(381,000)
Series B Preferred Shares
Numerator
Accretion of convertible redeemable preferred shares			(832,000)